SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
Minerals Technologies Inc. Savings and Investment Plan [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
MINERALS TECHNOLOGIES INC.
SAVINGS AND INVESTMENT PLAN

SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EIN NUMBER 25-1190717  PLAN NUMBER 002

As of December 31, 2025
(in thousands)

(a)	(b)	(c)	(d)	(e)
	Identity of issue, borrower,	Description of		Current
	lessor or similar party	investment/interest	Cost	Value

	Cash equivalents:
	PMCO Government Money Market	Money market account	$936	$936

	Charles Schwab Participant-Directed Brokerage Account	Various money market accounts	$989	$989

	Total cash equivalents		$1,925	$1,925

	Fully benefit responsive investment contract, at contract value:
*	New York Life Insurance Anchor Acct IV	36,565 units	$43,795	$48,685

	Common collective funds:
	Target Retirement 2025 Strategy
	State Street Target Retirement 2025 Securities Non-Lending Series Fund	317 units	$7,016	$10,299

	Target Retirement 2030 Strategy
	State Street Target Retirement 2030 Securities Non-Lending Series Fund	261 units	$6,563	$9,312

	Target Retirement 2035 Strategy
	State Street Target Retirement 2035 Securities Non-Lending Series Fund	210 units	$5,451	$8,067

	Target Retirement 2040 Strategy
	State Street Target Retirement 2040 Securities Non-Lending Series Fund	182 units	$4,861	$7,166

	Target Retirement 2045 Strategy
	State Street Target Retirement 2045 Securities Non-Lending Series Fund	242 units	$6,771	$9,870

	Target Retirement 2050 Strategy
	State Street Target Retirement 2050 Securities Non-Lending Series Fund	157 units	$4,525	$6,556

	Target Retirement 2055 Strategy
	State Street Target Retirement 2055 Securities Non-Lending Series Fund	167 units	$3,352	$4,721

	Target Retirement 2060 Strategy
	State Street Target Retirement 2060 Securities Non-Lending Series Fund	69 units	$1,479	$1,794
MINERALS TECHNOLOGIES INC.
SAVINGS AND INVESTMENT PLAN

SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EIN NUMBER 25-1190717  PLAN NUMBER 002

As of December 31, 2025
(in thousands)

(a)	(b)	(c)	(d)	(e)
	Identity of issue, borrower,	Description of		Current
	lessor or similar party	investment/interest	Cost	Value

	Target Retirement 2065 Strategy
	State Street Target Retirement 2065 Securities Non-Lending Series Fund	104 units	$1,580	$1,887

	Target Retirement Income Strategy
	SSgA Target Retirement Income Non-Lending Series Fund	93 units	$1,872	$2,095

.	State Street Russell Small/Midcap Index Non-Lending Series Fund	45 units	$3,182	$4,683

	State Street S&P Midcap 400 Index Securities Lending Series Fund	40 units	$5,549	$8,221

	Wilmington Large Cap Value Fund	404 units	$6,176	$10,516

	Total common collective funds		$58,377	$85,187

	Mutual funds:
	Alliance Bernstein Discovery Value Fund	85 units	$1,799	$1,681

	American Funds - Fundamental Investors Fund	352 units	$22,836	$32,234

	American Funds Mortgage R6	243 units	$2,181	$2,176

	ClearBridge Large Cap Growth Fund (IS)	213 units	$13,347	$15,838

	Eaton Vance AltCapSMID-Cap	89 units	$3,230	$3,279

	Janus Triton Fund (I)	107 units	$3,061	$2,863

	Janus Henderson Balanced Fund (N)	265 units	$10,551	$12,784

	JP Morgan U.S. Govt MMkt Cap	54 units	$54	$54

	MFS International Value R4 Fund	122 units	$5,187	$5,363

	MFS International Value R6 Fund	301 units	$6,857	$7,753

	Prudential Total Return Bond Fund	863 units	$10,680	$10,492
MINERALS TECHNOLOGIES INC.
SAVINGS AND INVESTMENT PLAN

SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EIN NUMBER 25-1190717  PLAN NUMBER 002

As of December 31, 2025
(in thousands)

(a)	(b)	(c)	(d)	(e)
	Identity of issue, borrower,	Description of		Current
	lessor or similar party	investment/interest	Cost	Value

	Vanguard Life Strategy Conservative Growth Fund	254 units	$5,268	$5,556

	Vanguard Life Strategy Growth Fund	169 units	$6,850	$8,558

	Vanguard Life Strategy Moderate Growth Fund	472 units	$13,425	$16,339

	Fidelity 500 Index Fund	287 units	$48,704	$68,338

	Mutual Fund Window
	Charles Schwab Participant-Directed Brokerage Account	Various mutual fund investments	$3,033	$3,033

	Total mutual funds		$157,063	$196,341

	Charles Schwab Participant-Directed Brokerage Account	Various common stock investments	$1,029	$1,029
*	MTI Common Stock Fund
	Minerals Technologies Inc. Common Stock	608 units	$33,358	$37,028

	Pfizer Common Stock Fund
	Pfizer Inc. Common Stock	199 units	$4,859	$4,957

	Total common stock		$39,246	$43,014

*	Notes receivable from participants	509 loans to participants with interest rates of 4.25% to 9.75% with various maturity dates through 2040	$-	$5,086

	Total net assets available for benefits			$380,238

* Parties in interest, as defined by ERISA.